Transmission Rights and Programming (Tables)	12 Months Ended
Dec. 31, 2017
Transmission Rights and Programming.
Schedule of transmission rights and programming

	2017		2016
Transmission rights	Ps.	8,210,722	Ps.	8,309,497
Programming	5,838,665		6,198,972

	14,049,387		14,508,469

Non-current portion of:
Transmission rights	4,809,998		4,511,791
Programming	3,348,523		3,463,505

	8,158,521		7,975,296

Current portion of transmission rights and programming	Ps.	5,890,866	Ps.	6,533,173